Fair Value Measurements (Tables)	12 Months Ended
Nov. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of Valuation of Investments and Financial Instruments Measured at Fair Value on Recurring Basis
The following table summarizes the valuation of the Company’s investments and financial instruments that are measured at fair value on a recurring basis:

	As of November 30, 2020				As of November 30, 2019
		Fair value measurement category				Fair value measurement category
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$7,915	$7,915	$—	$—	$11,719	$11,719	$—	$—
Marketable equity securities	3,050	3,050	—	—	2,834	2,834	—	—
Forward foreign currency exchange contracts	209	—	209	—	3,090	—	3,090	—
Interest rate swaps	—	—	—	—	515	—	515	—

Liabilities:
Forward foreign currency exchange contracts	$3,232	$—	$3,232	$—	$532	$—	$532	$—
Interest rate swaps	115,726	—	115,726	—	83,428	—	83,428	—